Employee benefits, Changes in pension plan, seniority premium and termination of employment plan (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in pension plan [Abstract]
Balance at beginning of period	$ 74,682	$ 77,390
Reduction of obligations due to deconsolidation from loss of control of subsidiaries	(10,383)	0
Cost for the period	8,449	10,578
Interest income	(55)	44
Contributions to the plan	(6,800)	(6,228)
Benefits paid on pension plan	(209)	(2,726)
Miscellaneous	0	175
Actuarial gain or losses	(52)	(4,551)
Balance at end of period	$ 65,632	$ 74,682